Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.0602
Maximum Aggregate Offering Price	$ 6,060,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 836.91
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock split, stock dividends, recapitalizations, or other similar transactions. (2) Estimated in accordance with Rules 457(h) of the Securities Act, solely for the purpose of calculating the registrant's registration fee on the basis of $6.0602 per share, which is the average of the high and low prices of the Registrant's common stock on November 10, 2025, as reported by The Nasdaq Stock Market LLC.